Acquisitions and dispositions	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Acquisitions and dispositions	Acquisitions and dispositions
We sometimes structure our acquisitions and divestitures with both an initial payment or receipt and later contingent payments or receipts tied to post-closing revenue or income growth.

At Dec. 31, 2024, we are potentially obligated to pay additional consideration which is recorded at fair value totaling approximately $5 million and, using reasonable assumptions and estimates, could range from $0 million to $5 million over the next year. During 2024, we made contingent payments that totaled $14 million. We recorded a decrease of $3 million to contingent earnout payables reflected in other expense in 2024.

At Dec. 31, 2024, we could potentially receive additional consideration which is recorded at fair value totaling approximately $15 million and, using reasonable assumptions and estimates, could range from $5 million to $25 million over the next three years. During 2024, contingent receipts totaled $18 million.

Transactions in 2024

On Nov. 1, 2024, we acquired all of the outstanding ownership interests in Archer Holdco, LLC, a leading technology-enabled service provider of managed account solutions to the asset and wealth management industry, for cash. Non-tax deductible goodwill, software and a customer contract intangible asset were recorded related to this acquisition, and are included in the Securities Services business segment.

Transactions in 2022

On Nov. 1, 2022, BNY completed the sale of BNY Alcentra Group Holdings, Inc. (together with its subsidiaries, “Alcentra”) for $350 million cash consideration at close and contingent consideration dependent on the achievement of certain performance thresholds. We recorded an $11 million pre-tax loss and a $40 million after-tax loss on this transaction. At Oct. 31, 2022, Alcentra had $32 billion in assets under management (“AUM”) concentrated in senior secured loans, high yield bonds, private credit, structured credit, special situations and multi-strategy credit strategies. In addition, goodwill related to Alcentra of $434 million was removed from the consolidated balance sheet as a result of this sale.

On Aug. 1, 2022, BNY completed the sale of HedgeMark Advisors, LLC (“HedgeMark”), and recorded a $37 million pre-tax gain. As part of the sale, BNY received an equity interest in the acquiring firm. In addition, goodwill related to HedgeMark of $13 million was removed from the consolidated balance sheet as result of this sale.